Related Party Balances and Transactions - Summarized by nature (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Related Party Transaction [Line Items]
Collection of loans lent to related parties, net			¥ 45,105	¥ 2,229
Repayment of loans borrowed from related parties, net			754
Wealth management and asset management services
Related Party Transaction [Line Items]
Amount of transaction	¥ 3,144	$ 475	3,615	48,032
Rental expenses
Related Party Transaction [Line Items]
Amount of transaction			32,268	28,399
Technical service fee
Related Party Transaction [Line Items]
Amount of transaction				277
Loans borrowed from/lent to related parties
Related Party Transaction [Line Items]
Amount of transaction	1,579	239	107,160	69,118
Collection of loans lent to related parties
Related Party Transaction [Line Items]
Collection of loans lent to related parties, net			45,105	2,229
Loans borrowed from related parties
Related Party Transaction [Line Items]
Amount of transaction	321	48	2,028	754
Yinling Group Entities | Wealth management and asset management services
Related Party Transaction [Line Items]
Amount of transaction				47,132
Hywin Asset Management Co., , Ltd. | Wealth management and asset management services
Related Party Transaction [Line Items]
Amount of transaction	3,144	475	3,615
Five Bulls Group Entities | Wealth management and asset management services
Related Party Transaction [Line Items]
Amount of transaction				900
Yushang Group Co., , Ltd.
Related Party Transaction [Line Items]
Collection of loans lent to related parties, net			334
Yushang Group Co., , Ltd. | Loans borrowed from related parties
Related Party Transaction [Line Items]
Amount of transaction	321	48	7
Real Estate Group Entities | Rental expenses
Related Party Transaction [Line Items]
Amount of transaction			32,268	28,399
Hywin Financial Holding Group Co., Ltd. | Loans borrowed from/lent to related parties
Related Party Transaction [Line Items]
Amount of transaction	¥ 1,579	$ 239	107,160	69,118
Shanghai Yinling Financial Information Service Co., Ltd. | Consulting service fee
Related Party Transaction [Line Items]
Amount of transaction				277
Shanghai Yushang Commodity International Trade Co., , Ltd.
Related Party Transaction [Line Items]
Collection of loans lent to related parties, net			40,000
Shanghai Youqiding Asset Management Co., , Ltd.
Related Party Transaction [Line Items]
Collection of loans lent to related parties, net			4,771	2,229
Tibet Haiyinhui Network Technology Co., Ltd. | Loans borrowed from related parties
Related Party Transaction [Line Items]
Amount of transaction			1,941	¥ 754
Ms. Wang Dian | Loans borrowed from related parties
Related Party Transaction [Line Items]
Amount of transaction			19
Han Wangjuncheng | Loans borrowed from related parties
Related Party Transaction [Line Items]
Amount of transaction			¥ 61